Securities - Schedule of Marketable Securities in Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Available for sale:
Available for sale, Total number in a loss position | security	36	24
Available for sale, Less than 12 months Estimated fair value	$ 29,417	$ 14,430
Available for sale, Less than 12 months Unrealized loss	(301)	(298)
Available for sale, 12 months and greater, Estimated fair value	10,581	8,359
Available for sale, 12 months and greater, Unrealized loss	(436)	(333)
Available for sale, Total Estimated fair value	39,998	22,789
Available for sale, Total Unrealized loss	$ (737)	$ (631)
Held to maturity:
Held to maturity, Total number in a loss position | security	6	7
Held to maturity, Less than 12 months Estimated fair value	$ 0	$ 8,038
Held to maturity, Less than 12 months Unrealized loss	0	(292)
Held to maturity, 12 months and greater, Estimated fair value	7,455	441
Held to maturity, 12 months and greater, Unrealized loss	(253)	(10)
Held to maturity, Total Estimated fair value	7,455	8,479
Held to maturity, Total Unrealized loss	$ (253)	$ (302)
U.S. Government sponsored entities
Available for sale:
Available for sale, Total number in a loss position | security	5	1
Available for sale, Less than 12 months Estimated fair value	$ 3,732	$ 1,962
Available for sale, Less than 12 months Unrealized loss	(40)	(30)
Available for sale, 12 months and greater, Estimated fair value	1,958	0
Available for sale, 12 months and greater, Unrealized loss	(34)	0
Available for sale, Total Estimated fair value	5,690	1,962
Available for sale, Total Unrealized loss	$ (74)	$ (30)
Held to maturity:
Held to maturity, Total number in a loss position | security	2	2
Held to maturity, Less than 12 months Estimated fair value	$ 0	$ 3,402
Held to maturity, Less than 12 months Unrealized loss	0	(128)
Held to maturity, 12 months and greater, Estimated fair value	2,933	0
Held to maturity, 12 months and greater, Unrealized loss	(93)	0
Held to maturity, Total Estimated fair value	2,933	3,402
Held to maturity, Total Unrealized loss	$ (93)	$ (128)
State and political subdivisions
Available for sale:
Available for sale, Total number in a loss position | security	2	4
Available for sale, Less than 12 months Estimated fair value	$ 476	$ 3,833
Available for sale, Less than 12 months Unrealized loss	(6)	(62)
Available for sale, 12 months and greater, Estimated fair value	1,792	0
Available for sale, 12 months and greater, Unrealized loss	(50)	0
Available for sale, Total Estimated fair value	2,268	3,833
Available for sale, Total Unrealized loss	$ (56)	$ (62)
Held to maturity:
Held to maturity, Total number in a loss position | security		1
Held to maturity, Less than 12 months Estimated fair value		$ 212
Held to maturity, Less than 12 months Unrealized loss		(1)
Held to maturity, 12 months and greater, Estimated fair value		0
Held to maturity, 12 months and greater, Unrealized loss		0
Held to maturity, Total Estimated fair value		212
Held to maturity, Total Unrealized loss		$ (1)
Residential mortgage-backed securities
Available for sale:
Available for sale, Total number in a loss position | security	22	13
Available for sale, Less than 12 months Estimated fair value	$ 20,646	$ 7,813
Available for sale, Less than 12 months Unrealized loss	(218)	(139)
Available for sale, 12 months and greater, Estimated fair value	4,028	2,983
Available for sale, 12 months and greater, Unrealized loss	(168)	(116)
Available for sale, Total Estimated fair value	24,674	10,796
Available for sale, Total Unrealized loss	$ (386)	$ (255)
Held to maturity:
Held to maturity, Total number in a loss position | security	2	2
Held to maturity, Less than 12 months Estimated fair value	$ 0	$ 776
Held to maturity, Less than 12 months Unrealized loss	0	(15)
Held to maturity, 12 months and greater, Estimated fair value	979	441
Held to maturity, 12 months and greater, Unrealized loss	(18)	(10)
Held to maturity, Total Estimated fair value	979	1,217
Held to maturity, Total Unrealized loss	$ (18)	$ (25)
Commercial mortgage-backed securities
Held to maturity:
Held to maturity, Total number in a loss position | security	2	2
Held to maturity, Less than 12 months Estimated fair value	$ 0	$ 3,648
Held to maturity, Less than 12 months Unrealized loss	0	(148)
Held to maturity, 12 months and greater, Estimated fair value	3,543	0
Held to maturity, 12 months and greater, Unrealized loss	(142)	0
Held to maturity, Total Estimated fair value	3,543	3,648
Held to maturity, Total Unrealized loss	$ (142)	$ (148)
Corporate and other securities
Available for sale:
Available for sale, Total number in a loss position | security	7	6
Available for sale, Less than 12 months Estimated fair value	$ 4,563	$ 822
Available for sale, Less than 12 months Unrealized loss	(37)	(67)
Available for sale, 12 months and greater, Estimated fair value	2,803	5,376
Available for sale, 12 months and greater, Unrealized loss	(184)	(217)
Available for sale, Total Estimated fair value	7,366	6,198
Available for sale, Total Unrealized loss	$ (221)	$ (284)